Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of stock options valuation assumptions
The assumptions used to estimate the fair values of the share options granted are as follows:

	For the years ended December 31,
	2023	2024	2025
Risk-free interest rate	3.48%-4.61%	3.70%-4.57%	3.97%-4.23%
Dividend yield	0%	0%	0%
Expected volatility range	47.9%-50.69%	47.83%-52.04%	48.47%-51.33%
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$0.93-3.11	US$0.28-0.76	US$0.29-1.35

Summary of share options activity
The following table summarizes the share option activities for the year ended December 31, 2025:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2025	14,939,945	2.2266	2.43	7.72	4,238

Granted	1,349,580	0.0002	0.30
Exercised	(1,074,846)	0.0002	9.49
Reversal	3,506,228	—	—
Forfeited	(1,238,454)	1.5632	1.15

Outstanding, December 31, 2025	17,482,453	1.7921	6.67	6.49	18,711

Vested and expected to vest at December 31, 2025	17,482,453	1.7921	6.67	6.49	18,711

Exercisable at December 31, 2025	5,626,253	0.6555	19.48	4.97	11,456

Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	2,313	1,869	1,189	170
Research and development expenses	53,474	30,677	1,862	266
Selling and marketing expenses	9,658	5,010	2,761	395
General and administrative expenses	195,274	118,066	8,064	1,153

Total	260,719	155,622	13,876	1,984